Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024	Dec. 31, 2023	Dec. 25, 2022	Dec. 26, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Compensation Table Total for PEO1(1) ($)	Summary Compensation Table Total for PEO2(1) ($)	Compensation Actually Paid to PEO1(1)(3)	Compensation Actually Paid to PEO2(1)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(2)	Average Compensation Actually Paid to Non-PEOs Named Executive Officers ($)(2)(4)	Value of initial fixed $100 investment based on:		Net Income (Loss) ($ in thousands)	Adjusted EBITDA ($ in thousands)(6)
							Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(5)
2025	$7,326,910	$1,467,689	$2,893,265	$1,085,003	$1,312,847	$694,216	$16.19	$85.41	$21,092	$97,331
2024	5,871,407	—	3,640,156	—	1,240,165	647,101	30.86	100.21	35,076	104,760
2023	2,047,180	—	(2,495,215)	—	811,553	109,240	54.74	84.48	24,818	102,282
2022	1,288,848	—	(27,590,871)	—	600,948	(3,550,698)	59.07	71.31	17,157	84,955
2021	31,244,207	—	49,575,563	—	5,753,329	6,805,064	131.75	89.79	(13,416)	98,497

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	PEO1 and PEO2 refer to Michael Osanloo and Michael A. Miles, Jr, respectively. The individuals comprising the Non-PEO NEOs for each year presented are:
2025: Michelle Hook, Tony Darden, Jill Waite, and Kelly Kaiser.
2024: Michelle Hook, Jill Waite, Kelly Kaiser, Mike Ellis and Derrick Pratt. Mr. Pratt ceased to be an Executive Officer as of June 30, 2024.
2023: Michelle Hook, Derrick Pratt, Jill Waite and Susan Shelton. Ms. Shelton ceased to be an Executive Officer as of February 8, 2024.
2022: Michelle Hook, Derrick Pratt and Sherri Abruscato. Ms. Abruscato ceased to be an Executive Officer as of October 31, 2022.
2021: Sherri Abruscato and Michelle Hook.

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) of Portillo’s through the applicable fiscal year, assuming $100 was invested on October 21, 2021. For the relevant fiscal year, represents cumulative TSR of the S&P 600 Restaurants Index through the applicable fiscal year, assuming $100 was invested October 21, 2021 and dividends were reinvested.
PEO Total Compensation Amount		$ 5,871,407	$ 2,047,180	$ 1,288,848	$ 31,244,207
PEO Actually Paid Compensation Amount		3,640,156	(2,495,215)	(27,590,871)	49,575,563
Adjustment To PEO Compensation, Footnote	Item 402 requires certain adjustments to be made to the Summary Compensation Table totals to determine CAP for reporting in the Pay versus Performance Table. CAP is a value calculated under Item 402, but does not necessarily represent cash and/or equity transferred to the NEO without restriction. As required by Item 402, the following table details adjustments made to Summary Compensation Table total compensation values to arrive at CAP values (Note that NEOs do not participate in a defined benefit plan so there are no adjustments for pension benefits, and similarly, there are no adjustments made for dividends).
The following table reconciles the PEO1 Summary Compensation Table total to PEO1 Compensation Actually Paid for fiscal 2025:

Year	Summary Compensation Table Total ($)	Grant Date Fair Value of Equity Awards Granted During Applicable Year ($)	Year-End Fair Value of Equity Awards Granted During Applicable Year ($)(7)	Change in Fair Value as of Year- End of Any Prior Year Awards that Remain Unvested as of Year-End ($)	Fair Value as of the Vesting Date of Any Equity Awards Granted During Applicable Year that Vested During Applicable Year ($)	Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year ($)	Fair Value at the End of the Prior Year for Prior Year Awards Forfeited During Applicable Year ($)	Total Equity Value Reflected in Compensation Actually Paid ($)

2025	$7,326,910	$(4,000,000)	$—	$—	$—	$2,352,034	$(2,785,679)	$2,893,265
2024	5,871,407	(4,000,000)	2,785,679	(530,950)	—	(220,530)	(265,450)	3,640,156
2023	2,047,180	—	—	(3,679,281)	—	(863,114)	—	(2,495,215)
2022	1,288,848	(413,746)	—	(20,471,998)	413,746	(8,407,721)	—	(27,590,871)
2021	31,244,207	(27,666,075)	27,740,157	5,601,087	9,855,643	2,800,544	—	49,575,563
The following table reconciles the PEO2 Summary Compensation Table total to PEO1 Compensation Actually Paid for fiscal 2025:

Year	Summary Compensation Table Total ($)	Grant Date Fair Value of Equity Awards Granted During Applicable Year ($)	Year-End Fair Value of Equity Awards Granted During Applicable Year ($)(7)	Change in Fair Value as of Year- End of Any Prior Year Awards that Remain Unvested as of Year-End ($)	Fair Value as of the Vesting Date of Any Equity Awards Granted During Applicable Year that Vested During Applicable Year ($)	Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year ($)	Fair Value at the End of the Prior Year for Prior Year Awards Forfeited During Applicable Year ($)	Total Equity Value Reflected in Compensation Actually Paid ($)

2025	$1,467,689	$(1,320,000)	$937,314	$—	$—	$—	$—	$1,085,003
2024	—	—	—	—	—	—	—	—
2023	—	—	—	—	—	—	—	—
2022	—	—	—	—	—	—	—	—
2021	—	—	—	—	—	—	—	—

Non-PEO NEO Average Total Compensation Amount	$ 1,312,847	1,240,165	811,553	600,948	5,753,329
Non-PEO NEO Average Compensation Actually Paid Amount	$ 694,216	647,101	109,240	(3,550,698)	6,805,064
Adjustment to Non-PEO NEO Compensation Footnote	Average non-PEO NEO Compensation Actually Paid

Year	Summary Compensation Table Total ($)	Grant Date Fair Value of Equity Awards Granted During Applicable Year ($)	Year-End Fair Value of Equity Awards Granted During Applicable Year ($)(7)	Change in Fair Value as of Year- End of Any Prior Year Awards that Remain Unvested as of Year-End ($)	Fair Value as of the Vesting Date of Any Equity Awards Granted During Applicable Year that Vested During Applicable Year ($)	Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year ($)	Fair Value at the End of the Prior Year for Prior Year Awards Forfeited During Applicable Year ($)	Total Equity Value Reflected in Compensation Actually Paid ($)

2025	$1,312,847	$(848,030)	$436,971	$(177,578)	$—	$(29,994)	$—	$694,216
2024	1,240,165	(595,000)	353,482	(96,149)	—	(123,643)	(131,754)	647,101
2023	811,553	—	—	(702,931)	—	618	—	109,240
2022	600,948	(138,459)	—	(3,355,857)	107,060	(501,815)	(262,575)	(3,550,698)
2021	5,753,329	(4,814,531)	5,468,876	—	397,391	—	—	6,805,064

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. TSR (Company TSR & Peer Group TSR)

¢	PEO 1 CAP	¢	PEO 2 CAP	PTLO TSR	NEO Avg CAP	S&P 600 Restaurants Index

Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income

¢	PEO 1 CAP	¢	PEO 2 CAP	NEO Avg CAP	Net Income

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs. Adjusted EBITDA

¢	PEO 1 CAP	¢	PEO 2 CAP	NEO Avg CAP	Adjusted EBITDA

Total Shareholder Return Vs Peer Group	Compensation Actually Paid vs. TSR (Company TSR & Peer Group TSR)

¢	PEO 1 CAP	¢	PEO 2 CAP	PTLO TSR	NEO Avg CAP	S&P 600 Restaurants Index

Tabular List, Table

Other Key Company Measures
Restaurant Unit Growth
Revenue
Same Restaurant Sales Growth
Restaurant-level Adjusted EBITDA

Total Shareholder Return Amount	$ 16.19	30.86	54.74	59.07	131.75
Peer Group Total Shareholder Return Amount	85.41	100.21	84.48	71.31	89.79
Net Income (Loss)	$ 21,092,000	$ 35,076,000	$ 24,818,000	$ 17,157,000	$ (13,416,000)
Company Selected Measure Amount	97,331,000	104,760,000	102,282,000	84,955,000	98,497,000
Additional 402(v) Disclosure	For purposes of this table, all PSUs are based on target-level achievement.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	The Company defines Adjusted EBITDA as net income (loss) before depreciation and amortization, interest expense, interest income, and income taxes, adjusted for the impact of certain non-cash and other items that we do not consider in our evaluation of ongoing core operating performance, including equity-based compensation expense, deferred lease costs, loss on disposal of assets and impairment charges, ERP and human capital management (“HCM”) implementation costs, certain non-recurring charges, costs related to the Company's strategic reset of its development and growth plans, and Tax Receivable Agreement liability adjustments.
Measure:: 2
Pay vs Performance Disclosure
Name	Restaurant Unit Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Same Restaurant Sales Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Restaurant-level Adjusted EBITDA
Michael Osanloo [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,326,910	$ 5,871,407	$ 2,047,180	$ 1,288,848	$ 31,244,207
PEO Actually Paid Compensation Amount	$ 2,893,265	3,640,156	(2,495,215)	(27,590,871)	49,575,563
PEO Name	Michael Osanloo
Michael A. Miles Jr, [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,467,689
PEO Actually Paid Compensation Amount	$ 1,085,003
PEO Name	Michael A. Miles, Jr,
PEO | Michael Osanloo [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,000,000)	(4,000,000)	0	(413,746)	(27,666,075)
PEO | Michael Osanloo [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	2,785,679	0	0	27,740,157
PEO | Michael Osanloo [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(530,950)	(3,679,281)	(20,471,998)	5,601,087
PEO | Michael Osanloo [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	413,746	9,855,643
PEO | Michael Osanloo [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,352,034	(220,530)	(863,114)	(8,407,721)	2,800,544
PEO | Michael Osanloo [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,785,679)	(265,450)	0	0	0
PEO | Michael A. Miles Jr, [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,320,000)
PEO | Michael A. Miles Jr, [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	937,314
PEO | Michael A. Miles Jr, [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Michael A. Miles Jr, [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Michael A. Miles Jr, [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Michael A. Miles Jr, [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(848,030)	(595,000)	0	(138,459)	(4,814,531)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	436,971	353,482	0	0	5,468,876
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(177,578)	(96,149)	(702,931)	(3,355,857)	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	107,060	397,391
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(29,994)	(123,643)	618	(501,815)	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (131,754)	$ 0	$ (262,575)	$ 0